Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Member]
Income tax
34.	Income tax

a)	Taiwan taxation

Taiwan profits tax has been provided for at the rate of 20% on the estimated assessable profits.

b)	Hong Kong taxation

Hong Kong profits tax has been provided for at the rate of 16.5% on the estimated assessable profits.

c)	Japan taxation

Japan profits tax has been provided for at the rate of 30.62% on the estimated assessable profits.

d)	United States taxation

United States profits tax has been provided for at the rate of 27.98% on the estimated assessable profits. There are no assessable profits for the years ending December 31, 2023, 2022 and 2021.

e)	United Kingdom taxation

United Kingdom profits tax has been provided for at the rate of 19% on the estimated assessable profits. There are no assessable profits for the years ending December 31, 2023 as the subsidiary was established in 2023.

f)	India taxation

India profits tax has been provided for at the rate of 25% on the estimated assessable profits. There are no assessable profits for the years ending December 31, 2023 as the subsidiary was established in 2023.

g)	Egypt taxation

Egypt profits tax has been provided for at the rate of 22.5% on the estimated assessable profits. There are no assessable profits for the years ending December 31, 2023 as the subsidiary was established in 2024.

h)	Income tax expense (benefit)

Components of income tax expense (benefit):

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Current tax:
Current tax on profits for the year	$4,529,365	$2,174	$1,167
Prior year income tax overestimation	-	(1,829)	-
Total current tax	4,529,365	345	1,167

Deferred tax:
Origination and reversal of temporary differences	(1,013,375)	430,023	(239,612)
Income tax expense (benefit)	$3,515,990	$430,368	$(238,445)

i)	Reconciliation between income tax expense (benefit) and profit (loss) before income tax:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Tax calculated based on gain (loss) before tax and statutory tax rate (Note)	$4,286,824	$(2,267,658)	$(1,398,565)
Prior year income tax overestimation	-	(1,829)	-
Effects from items disallowed by tax regulation	913,745	85,387	108,574
Utilization of previously unrecognized tax losses	(3,017,084)	-	-
Temporary differences not recognized	1,308,011	-	-
Taxable loss not recognized as deferred tax assets	24,494	2,614,468	1,051,546
Income tax expense (benefit)	$3,515,990	$430,368	$(238,445)

Note: The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.

j)	Amounts of deferred tax assets or liabilities as a result of temporary differences and loss carryforwards are as follows:

	2023
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Provisions	$29,905	$876,300	$13,428	$919,633
Unrealized exchange loss	-	49,807	761	50,568
	29,905	926,107	14,189	970,201
Deferred tax liabilities:
Prepayment of pension	(62,036)	2,288	(59)	(59,807)
Unrealized exchange gain	(86,147)	84,980	1,167	-
	(148,183)	87,268	1,108	(59,807)
	$(118,278)	$1,013,375	$15,297	$910,394

	2022
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Employee share options	$179,549	$(166,750)	$(12,799)	$-
Unrealized exchange loss	116,315	(108,025)	(8,290)	-
Tax losses carryforward	62,675	(58,208)	(4,467)	-
Provisions	51,664	(17,168)	(4,591)	29,905
	410,203	(350,151)	(30,147)	29,905
Deferred tax liabilities:
Prepayment of pension	(68,151)	(627)	6,742	(62,036)
Unrealized exchange gain	(10,251)	(79,245)	3,349	(86,147)
	(78,402)	(79,872)	10,091	(148,183)
	$331,801	$(430,023)	$(20,056)	($118,278)

Note: Gorilla Taiwan subsidiary is likely to use the DTA incurred.

k)	Expiration dates of unused tax losses and amounts of unrecognized deferred tax assets are as follows:

	December 31, 2023
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount	Expiry year
2016	$335,863	$335,863	$335,863	2026
2018	265,902	265,902	265,902	2028
2020	1,391,266	1,391,266	1,391,266	2030
2021	462,800	462,800	462,800	2031
2022	2,382,650	2,382,650	2,382,650	2032
2023	151,691	151,691	151,691	2033
	$4,990,172	$4,990,172	$4,990,172

	December 31, 2022
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount	Expiry year
2016	$607,999	$607,999	$607,999	2026
2017	2,006,095	2,006,095	2,006,095	2027
2018	1,357,953	1,357,953	1,357,953	2028
2020	4,771,824	4,771,824	4,771,824	2030
2021	2,558,560	2,558,560	2,558,560	2031
2022	9,490,794	9,490,794	9,490,794	2032
	$20,793,225	$20,793,225	$20,793,225

l)	The Group’s subsidiaries outside Taiwan have unrecognized tax losses of $3,797,937 and $3,808,756 as of December 31, 2023 and 2022, respectively, which have no expiry date and can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements by those companies with unrecognized tax losses in their respective countries of incorporation.

m)	Telmedia was incorporated in Hong Kong Special Administrative Region of the People’s Republic of China. Therefore, Telmedia is only subject to Hong Kong income tax on Hong Kong source income in accordance with “Hong Kong Inland Revenue Ordinance”.

n)	Gorilla Taiwan’s and NSGUARD’s income tax returns through 2021 have been assessed and approved by the Tax Authority.